Supplementary cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Accounts receivable and prepaids	$ 568	$ 3,977
Value-added and other tax receivables	(48,820)	(727)
Inventories	(24,042)	(24,823)
Accounts payable and accrued liabilities	12,078	7,038
Current income and other taxes payable	(44,399)	101,312
Changes in non-cash working capital	$ (104,615)	$ 86,777